Cover	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Zoned Properties, Inc. with the Securities and Exchange Commission on August 11, 2022 (the “Original 8-K”) is being filed solely to correct a typographical error in the press release issued on August 11, 2022 and attached as Exhibit 99.1 to the Original 8-K. Except as set forth herein, there have been no changes to the Original 8-K.
Document Period End Date	Aug. 11, 2022
Entity File Number	000-51640
Entity Registrant Name	Zoned Properties, Inc.
Entity Central Index Key	0001279620
Entity Tax Identification Number	46-5198242
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8360 E. Raintree Drive
Entity Address, Address Line Two	#230
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	877
Local Phone Number	360-8839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false